Business Combinations - Preliminary Allocation Of The Purchase Price To Assets acquired And Liabilities Assumed (Detail) - USD ($) $ in Thousands			6 Months Ended
		Feb. 15, 2019	Jun. 30, 2019
Assets
Goodwill			$ 154,954
Supply contract [Member]
Business Acquisition [Line Items]
Estimated useful lives of intangible assets			3 years
Natura Naturals Holdings Inc [Member]
Assets
Cash and cash equivalents		$ 169
Accounts receivable		109
Inventory		3,482
Prepaid expenses and other current		166
Property and equipment		17,435
Goodwill		24,830
Total assets		59,025
Liabilities
Accounts payable		3,280
Accrued expenses and other current		876
Deferred tax liability		637
Total liabilities		4,793
Net assets acquired		54,232
Natura Naturals Holdings Inc [Member] | Cultivation License [Member]
Assets
Intangible assets		$ 10,494
Natura Naturals Holdings Inc [Member] | Supply contract [Member]
Business Acquisition [Line Items]
Estimated useful lives of intangible assets	[1]	3 years
Assets
Intangible assets		$ 2,340

[1]	The estimated useful life of the supply contract intangible asset is 3 years. Amortization of the asset will commence once supply commences.